FINANCIAL AND OTHER INCOME, NET (Tables)	6 Months Ended
Jun. 30, 2018
FINANCIAL AND OTHER INCOME, NET [Abstract]
Schedule of Financial And Other Income, Net
	Six months ended June 30,
	2018	2017
	Unaudited

Interest income	$164	$293
Exchange rate differences and other	(34)	(138)

Financial and other income, net	$130	$155